Provision for contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment includes the opinion of its external legal advisors.

	December 31, 2021	December 31, 2020

Civil	33,343	23,238
Labor	18,387	13,598
	51,730	36,836
Labor Deposits	(10,167)	(8,032)
	(10,167)	(8,032)
	41,563	28,804
Current	27,653	17,063
Non-Current	13,910	11,741
Below it’s demonstrated the movements of the provision for contingencies in the year ended December 31, 2021:

On December 31,2019	11,849
Accrual	6,409
Acquisition of subsidiary	11,446
Settlement	(1,127)
Interest	227
On December 31,2020	28,804
Accrual	25,907
Settlement	(17,760)
Interest	4,610
On December 31,2021	41,563
The PagSeguro Group is party on tax and civil lawsuits involving risks classified by legal advisors as possible losses, for which no provision was recognized on December 31, 2021, totaling approximately R$504,691 (December 31, 2020 - R$165,862). The PagSeguro Group is not a party to labor lawsuits involving risks classified by management as possible losses. The main tax and labor lawsuit are disclosed below:
On October 15, 2021, PagSeguro Internet was assessed by the Brazilian Internal Revenue Service (“IRS”) for not collecting tax on financial operation ("IOF") on intercompany loans. IOF is applicable over credit transactions of any nature, including intercompany loans. The amount of this assessment was R$239,812.
The Company has presented its defense, clarifying that the transactions carried out among PagSeguro and its subsidiaries are not credit transactions. The Group has a centralized cash pool and, according to the law, this kind of intercompany transaction is not taxable by IOF.
Additionally, PagSeguro in 2021 has one labor contingency in the amount of R$68,534.
Statement of changes in the provision for contingencies
Below it’s demonstrated the movements of the provision for contingencies in the year ended December 31, 2021:

On December 31,2019	11,849
Accrual	6,409
Acquisition of subsidiary	11,446
Settlement	(1,127)
Interest	227
On December 31,2020	28,804
Accrual	25,907
Settlement	(17,760)
Interest	4,610
On December 31,2021	41,563